Stockholders’ Equity/(Deficit) and Net Parent Investment (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 31, 2023	Oct. 31, 2023	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2023	Jan. 31, 2023	Aug. 18, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized	100,000,000	100,000,000		20,000,000	12,500,000
Liquidation preference							$ 35,000
Common stock, shares authorized						10,000,000
Employee benefit plan					51,250
Share based compensation					$ 168
Stock issued during period, value, new issues
Common stock, par value	$ 0.00001	$ 0.00001
Debt instrument convertible descreption		The Series C Preferred Stock is not entitled to dividends, has a liquidation preference of $18.00 per share, subject to adjustment, may be converted 1:1 at any time at the option of the holder into common stock, and upon closing of an IPO will if transferred automatically convert 1:1 into common stock.
Reverse stock split	1-for-4 reverse stock split
Warrant [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues				10,321
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				8,750,000	8,750,000
Preferred stock, shares issued				8,750,000	8,750,000
Liquidation preference				$ 35,000			$ 35,000	$ 35,000
Preferred stock, par value				$ 0.00001	$ 0.00001
Nonvoting Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	30,000,000	30,000,000		30,000,000	62,500,000
Stock issued during period, shares, new issues			28,179,592		28,230,842
Common stock, par value	$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				5,000,000	5,000,000
Preferred stock, shares issued				4,171,445	381,658
Common stock, shares authorized						5,000,000
Stock issued during period, shares, new issues				890,310
Preferred stock, shares authorized					2,500,000
Preferred stock, shares issued					$ 2,150
Preferred stock, liquidation preference per share					$ 6.76
Stock issued during period, value, new issues				$ 4,620
Preferred stock, par value				$ 0.00001	$ 0.00001
Series B Preferred Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues				1,680,084
Stock issued during period, value, new issues				$ 10,325
Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				5,000,000	5,000,000
Preferred stock, shares issued				89,781	0
Common stock, shares authorized						5,000,000
Preferred stock, par value				$ 0.00001	$ 0.00001
Series B-1 Preferred Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues				89,781
Stock issued during period, value, new issues				$ 1,193
Series B 1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, liquidation preference per share						$ 20.00
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	2,500	2,500		2,500	2,500
Preferred stock, liquidation preference per share	$ 18.00	$ 18.00
Preferred stock, par value	0.00001	0.00001		$ 0.00001	$ 0.00001
Sale of stock, price per share	$ 13,000	$ 13,000